Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2025
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights	11,907,443	11,926,369
Less: accumulated amortization	(1,166,035)	(1,444,679)
Less: accumulated impairment	(55,008)	(55,008)
Land use rights, net	10,686,400	10,426,682